Quarterly Holdings Report
for
Fidelity Series Small Cap Core Fund
January 31, 2023
SCC-NPRT3-0423
1.9906195.100
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	153	10,491
Entertainment - 0.5%
IMAX Corp. (a)	1,166	19,822
Interactive Media & Services - 0.9%
QuinStreet, Inc. (a)	840	12,877
Ziff Davis, Inc. (a)	237	21,207
		34,084
Media - 0.1%
iHeartMedia, Inc. (a)	567	4,394
Wireless Telecommunication Services - 0.4%
Gogo, Inc. (a)	914	15,328
TOTAL COMMUNICATION SERVICES		84,119
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.7%
Adient PLC (a)	560	25,211
Diversified Consumer Services - 2.6%
Adtalem Global Education, Inc. (a)	541	20,655
European Wax Center, Inc.	966	18,199
Grand Canyon Education, Inc. (a)	142	16,552
Laureate Education, Inc. Class A	2,498	27,428
OneSpaWorld Holdings Ltd. (a)	1,662	17,468
		100,302
Hotels, Restaurants & Leisure - 2.7%
Bowlero Corp. Class A (a)	901	12,389
El Pollo Loco Holdings, Inc.	947	11,620
Everi Holdings, Inc. (a)	1,090	18,933
NeoGames SA (a)	1,091	14,074
Noodles & Co. (a)	1,522	9,573
Ruth's Hospitality Group, Inc.	566	9,797
Wingstop, Inc.	154	24,404
		100,790
Household Durables - 1.8%
Helen of Troy Ltd. (a)	150	16,967
Tempur Sealy International, Inc.	646	26,325
TopBuild Corp. (a)	116	23,207
		66,499
Specialty Retail - 1.6%
Dick's Sporting Goods, Inc.	181	23,668
Lithia Motors, Inc. Class A (sub. vtg.)	42	11,054
National Vision Holdings, Inc. (a)	661	27,167
		61,889
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	146	17,778
Deckers Outdoor Corp. (a)	8	3,420
Rocky Brands, Inc.	544	17,125
Steven Madden Ltd.	431	15,451
		53,774
TOTAL CONSUMER DISCRETIONARY		408,465
CONSUMER STAPLES - 4.6%
Beverages - 0.4%
Primo Water Corp.	878	13,741
Food & Staples Retailing - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	86	6,232
Performance Food Group Co. (a)	660	40,471
Sprouts Farmers Market LLC (a)	597	19,074
		65,777
Food Products - 1.7%
Freshpet, Inc. (a)	139	8,803
Hostess Brands, Inc. Class A (a)	650	15,035
Sovos Brands, Inc. (a)	564	7,648
SunOpta, Inc. (a)	976	7,974
TreeHouse Foods, Inc. (a)	442	21,406
Whole Earth Brands, Inc. Class A (a)	1,288	4,882
		65,748
Household Products - 0.4%
Spectrum Brands Holdings, Inc.	203	13,780
Personal Products - 0.4%
BellRing Brands, Inc. (a)	478	13,556
TOTAL CONSUMER STAPLES		172,602
ENERGY - 6.5%
Energy Equipment & Services - 2.1%
Natural Gas Services Group, Inc. (a)	813	9,309
Nextier Oilfield Solutions, Inc. (a)	1,379	12,990
Oceaneering International, Inc. (a)	1,521	32,473
TechnipFMC PLC (a)	1,795	24,933
		79,705
Oil, Gas & Consumable Fuels - 4.4%
California Resources Corp.	407	17,391
CVR Energy, Inc.	272	9,030
Golar LNG Ltd. (a)	560	13,126
Magnolia Oil & Gas Corp. Class A	1,949	46,016
National Energy Services Reunited Corp. (a)	1,533	11,589
Northern Oil & Gas, Inc.	396	13,274
PDC Energy, Inc.	418	28,311
Range Resources Corp.	1,100	27,522
		166,259
TOTAL ENERGY		245,964
FINANCIALS - 17.3%
Banks - 10.2%
BankUnited, Inc.	828	31,166
Byline Bancorp, Inc.	539	13,367
Cadence Bank	1,255	32,103
Camden National Corp.	423	17,863
First Foundation, Inc.	439	6,818
First Interstate Bancsystem, Inc.	705	25,295
FNB Corp., Pennsylvania	3,178	45,350
Independent Bank Corp.	566	12,548
Orrstown Financial Services, Inc.	409	10,123
PacWest Bancorp	969	26,803
Professional Holdings Corp. (A Shares) (a)	476	13,637
United Community Bank, Inc.	964	31,369
Univest Corp. of Pennsylvania	1,373	37,277
Webster Financial Corp.	830	43,700
Western Alliance Bancorp.	150	11,306
Wintrust Financial Corp.	293	26,801
		385,526
Capital Markets - 1.3%
Cowen Group, Inc. Class A	258	10,031
Perella Weinberg Partners Class A	2,477	25,389
Virtus Investment Partners, Inc.	68	14,612
		50,032
Consumer Finance - 1.3%
FirstCash Holdings, Inc.	538	49,601
Insurance - 1.7%
BRP Group, Inc. (a)	545	15,614
Reinsurance Group of America, Inc.	154	23,373
White Mountains Insurance Group Ltd.	16	24,447
		63,434
Mortgage Real Estate Investment Trusts - 1.1%
AGNC Investment Corp.	2,057	23,861
Redwood Trust, Inc.	2,081	17,397
		41,258
Thrifts & Mortgage Finance - 1.7%
Bridgewater Bancshares, Inc. (a)	973	15,140
Essent Group Ltd.	580	25,537
NMI Holdings, Inc. (a)	1,091	25,344
		66,021
TOTAL FINANCIALS		655,872
HEALTH CARE - 14.9%
Biotechnology - 5.7%
Argenx SE ADR (a)	17	6,498
Avid Bioservices, Inc. (a)	1,253	19,835
BioCryst Pharmaceuticals, Inc. (a)	963	10,160
Blueprint Medicines Corp. (a)	289	13,508
Celldex Therapeutics, Inc. (a)	387	17,051
Cerevel Therapeutics Holdings (a)	124	4,235
Cytokinetics, Inc. (a)	403	17,119
Day One Biopharmaceuticals, Inc. (a)	722	15,718
Natera, Inc. (a)	270	11,591
Prelude Therapeutics, Inc. (a)	1,118	7,133
PTC Therapeutics, Inc. (a)	538	24,689
RAPT Therapeutics, Inc. (a)	675	19,609
Relay Therapeutics, Inc. (a)	546	11,717
Repare Therapeutics, Inc. (a)	562	6,946
Stoke Therapeutics, Inc. (a)	817	8,137
Vaxcyte, Inc. (a)	287	13,015
Verve Therapeutics, Inc. (a)	420	9,555
		216,516
Health Care Equipment & Supplies - 2.1%
Axonics Modulation Technologies, Inc. (a)	403	24,744
Cutera, Inc. (a)	286	9,961
Inogen, Inc. (a)	285	6,649
Omnicell, Inc. (a)	101	5,602
Tandem Diabetes Care, Inc. (a)	387	15,766
ViewRay, Inc. (a)	3,737	17,153
		79,875
Health Care Providers & Services - 4.5%
Acadia Healthcare Co., Inc. (a)	280	23,526
AdaptHealth Corp. (a)	844	18,087
Addus HomeCare Corp. (a)	148	15,913
Amedisys, Inc. (a)	158	15,272
HealthEquity, Inc. (a)	217	13,204
LifeStance Health Group, Inc. (a)	1,360	7,181
Option Care Health, Inc. (a)	760	21,941
Owens & Minor, Inc.	396	7,817
R1 Rcm, Inc. (a)	1,477	21,136
Surgery Partners, Inc. (a)	425	14,110
Tenet Healthcare Corp. (a)	239	13,109
		171,296
Health Care Technology - 1.2%
Evolent Health, Inc. (a)	542	17,463
Phreesia, Inc. (a)	704	26,393
		43,856
Life Sciences Tools & Services - 0.5%
Bruker Corp.	284	19,914
Pharmaceuticals - 0.9%
Arvinas Holding Co. LLC (a)	420	13,763
DICE Therapeutics, Inc. (a)	420	13,343
Ventyx Biosciences, Inc. (a)	153	6,426
		33,532
TOTAL HEALTH CARE		564,989
INDUSTRIALS - 16.4%
Aerospace & Defense - 1.1%
Cadre Holdings, Inc.	799	18,289
Kratos Defense & Security Solutions, Inc. (a)	688	7,878
Mercury Systems, Inc. (a)	284	14,196
		40,363
Airlines - 0.6%
SkyWest, Inc. (a)	279	5,792
Spirit Airlines, Inc.	416	8,253
Sun Country Airlines Holdings, Inc. (a)	554	10,343
		24,388
Building Products - 0.6%
Builders FirstSource, Inc. (a)	304	24,229
Commercial Services & Supplies - 2.9%
Casella Waste Systems, Inc. Class A (a)	289	23,155
Millerknoll, Inc.	376	8,979
Montrose Environmental Group, Inc. (a)	369	19,985
The Brink's Co.	565	37,064
The GEO Group, Inc. (a)	1,700	19,550
		108,733
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	215	20,505
Electrical Equipment - 1.4%
Array Technologies, Inc. (a)	567	12,604
Atkore, Inc. (a)	156	20,319
Shoals Technologies Group, Inc. (a)	677	18,882
		51,805
Machinery - 4.3%
Chart Industries, Inc. (a)	108	14,470
Columbus McKinnon Corp. (NY Shares)	641	23,044
Crane Holdings Co.	255	29,557
Federal Signal Corp.	744	39,618
ITT, Inc.	282	25,828
John Bean Technologies Corp.	254	28,379
		160,896
Professional Services - 3.3%
ASGN, Inc. (a)	367	33,379
CRA International, Inc.	298	35,414
ICF International, Inc.	281	28,715
Insperity, Inc.	261	28,854
		126,362
Road & Rail - 0.7%
Saia, Inc. (a)	93	25,369
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	276	39,526
TOTAL INDUSTRIALS		622,176
INFORMATION TECHNOLOGY - 12.2%
Electronic Equipment & Components - 1.6%
Advanced Energy Industries, Inc.	150	13,911
Coherent Corp. (a)	469	20,355
Napco Security Technologies, Inc. (a)	123	3,563
TTM Technologies, Inc. (a)	1,513	23,784
		61,613
IT Services - 3.7%
ExlService Holdings, Inc. (a)	248	42,309
Maximus, Inc.	413	30,913
Perficient, Inc. (a)	259	19,202
Verra Mobility Corp. (a)	1,115	17,204
WNS Holdings Ltd. sponsored ADR (a)	338	28,639
		138,267
Semiconductors & Semiconductor Equipment - 3.1%
Cirrus Logic, Inc. (a)	53	4,791
Diodes, Inc. (a)	259	23,100
MACOM Technology Solutions Holdings, Inc. (a)	422	28,282
Nova Ltd. (a)	146	13,242
Onto Innovation, Inc. (a)	273	21,471
SiTime Corp. (a)	144	16,593
SMART Global Holdings, Inc. (a)	690	11,861
		119,340
Software - 2.8%
LivePerson, Inc. (a)	681	8,771
New Relic, Inc. (a)	406	24,786
Qualys, Inc. (a)	156	17,996
Telos Corp. (a)	811	3,933
Tenable Holdings, Inc. (a)	813	32,707
Varonis Systems, Inc. (a)	676	17,468
		105,661
Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology, Inc. (a)	729	22,096
Pure Storage, Inc. Class A (a)	547	15,830
		37,926
TOTAL INFORMATION TECHNOLOGY		462,807
MATERIALS - 5.2%
Chemicals - 3.3%
Ashland, Inc.	272	29,721
Element Solutions, Inc.	1,103	22,589
Olin Corp.	408	26,353
Quaker Houghton	133	26,184
Tronox Holdings PLC	1,096	18,796
		123,643
Construction Materials - 1.3%
Eagle Materials, Inc.	155	22,642
Summit Materials, Inc.	813	26,715
		49,357
Metals & Mining - 0.6%
ATI, Inc. (a)	441	16,048
Commercial Metals Co.	121	6,567
		22,615
TOTAL MATERIALS		195,615
REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Apple Hospitality (REIT), Inc.	766	13,581
Armada Hoffler Properties, Inc.	1,240	15,723
Corporate Office Properties Trust (SBI)	701	19,677
Douglas Emmett, Inc.	696	11,658
LXP Industrial Trust (REIT)	2,774	32,040
Plymouth Industrial REIT, Inc.	981	21,955
Postal Realty Trust, Inc.	168	2,597
RLJ Lodging Trust	2,191	27,541
Sabra Health Care REIT, Inc.	1,399	18,887
Spirit Realty Capital, Inc.	399	17,508
Urban Edge Properties	1,243	19,577
		200,744
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (a)	926	13,362
Jones Lang LaSalle, Inc. (a)	129	23,848
		37,210
TOTAL REAL ESTATE		237,954
UTILITIES - 2.6%
Electric Utilities - 1.0%
Allete, Inc.	390	24,125
IDACORP, Inc.	136	14,390
		38,515
Gas Utilities - 0.7%
New Jersey Resources Corp.	511	25,509
Independent Power and Renewable Electricity Producers - 0.9%
Brookfield Renewable Corp.	553	17,431
Clearway Energy, Inc. Class C	270	9,123
Sunnova Energy International, Inc. (a)	344	6,701
		33,255
TOTAL UTILITIES		97,279
TOTAL COMMON STOCKS (Cost $3,450,241)		3,747,842

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (b) (Cost $35,920)	35,913	35,920

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,486,161)	3,783,762
NET OTHER ASSETS (LIABILITIES) - 0.0%	418
NET ASSETS - 100.0%	3,784,180

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	-	3,483,371	3,447,451	891	-	-	35,920	0.0%
Total	-	3,483,371	3,447,451	891	-	-	35,920

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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